SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Debt Issuance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Issuance Costs
Amortized debt issuance costs	$ 9,185	$ 7,252